Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Concord Street Trust
Entity Central Index Key	0000819118
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Fidelity Advisor Founders Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Founders Fund
Class Name	Fidelity Advisor® Founders Fund Class I
Trading Symbol	FIFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection and sector positioning were the primary contributors to the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Security selection and an overweight in communication services, primarily within the media & entertainment industry, and picks and an underweight in materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Netflix (+104%). The company was one of the fund's biggest holdings. The second-largest relative contributor was an overweight in Nvidia (+25%). The company was the fund's biggest holding this period. Another notable relative contributor was an overweight in Palantir Technologies (+453%). This period we decreased our stake in Palantir Technologies.
•In contrast, the biggest detractors from performance versus the benchmark were stock picks and an overweight in the consumer discretionary sector. Also hurting our result were stock picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•Not owning Apple, a benchmark component that gained about 25%, was the fund's biggest individual relative detractor. The second-largest relative detractor was an overweight in Moderna (-74%). Another notable relative detractor was an overweight in Airbnb (-23%).
•Notable changes in positioning include increased exposure to the real estate sector and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 14, 2019 through April 30, 2025. Initial investment of $10,000. Class I $10,000 $10,860 $11,890 $18,826 $16,859 $16,581 $21,635 Russell 3000® Index $10,000 $10,716 $10,604 $16,003 $15,505 $15,738 $19,248 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class I 14.02% 15.72% 15.65% Russell 3000® Index 11.40% 15.12% 13.07% A From February 14, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 14, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,033,358
Holdings Count | shares	150
Advisory Fees Paid, Amount	$ 1,138,448
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$175,033,358
Number of Holdings	150
Total Advisory Fee	$1,138,448
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.3 Consumer Discretionary 18.4 Financials 15.2 Communication Services 15.0 Health Care 8.3 Industrials 6.1 Real Estate 4.2 Energy 3.2 Materials 1.3 Consumer Staples 1.2 Common Stocks 97.9 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 87.8 Canada 4.6 China 1.8 Germany 1.7 Brazil 0.9 Netherlands 0.9 Italy 0.8 Spain 0.7 Taiwan 0.5 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.8 Canada - 4.6 China - 1.8 Germany - 1.7 Brazil - 0.9 Netherlands - 0.9 Italy - 0.8 Spain - 0.7 Taiwan - 0.5 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.7 Amazon.com Inc 5.5 NVIDIA Corp 5.5 Meta Platforms Inc Class A 4.7 Alphabet Inc Class C 4.1 Berkshire Hathaway Inc Class B 3.2 Netflix Inc 3.0 Apollo Global Management Inc 2.3 Blackrock Inc 1.9 GFL Environmental Inc Subordinate Voting Shares (United States) 1.8 38.7
Fidelity Advisor Mid-Cap Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock Fund
Class Name	Fidelity Advisor® Mid-Cap Stock Fund Class I
Trading Symbol	FMCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period October 8, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 37	0.67%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.67%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by industrials. Stock picks in consumer discretionary, primarily within the consumer durables & apparel industry, and energy also boosted the fund's relative result.
•A non-benchmark stake in Space Exploration Technologies gained roughly 91% and was the top individual relative contributor. The stock was the fund's biggest holding this period, on average.
•The second-largest relative contributor was an overweight in Vistra (+73%). This period we meaningfully decreased our position in Vistra.
•A non-benchmark stake in GFL Environmental gained approximately 55% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the insurance industry. Stock selection in health care, primarily within the health care equipment & services industry, also hampered the fund's result, as did an overweight in energy.
•Not owning Texas Pacific Land, a benchmark component that gained 117%, was the biggest individual relative detractor.
•Not owning Sprouts Farmers Market, a benchmark component that gained 159%, was a second notable relative detractor.
•A non-benchmark private placement in National Resilience returned approximately -53% and notably hurt.
•Notable changes in positioning include decreased exposure to the utilities sector and a higher allocation to real estate.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through April 30, 2025. Initial investment of $10,000. Class I $10,000 $9,454 S&P MidCap 400® Index $10,000 $9,283 S&P 500® Index $10,000 $9,753 2024 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,673,999,452
Holdings Count | shares	178
Advisory Fees Paid, Amount	$ 48,215,380
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,673,999,452
Number of Holdings	178
Total Advisory Fee	$48,215,380
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.5 Financials 14.7 Consumer Discretionary 13.0 Health Care 10.4 Information Technology 9.8 Real Estate 6.8 Materials 6.7 Energy 5.3 Consumer Staples 4.7 Communication Services 2.3 Utilities 2.1 Common Stocks 98.8 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 89.4 Canada 3.0 Italy 2.2 United Kingdom 1.7 Brazil 0.9 Israel 0.6 Belgium 0.6 Thailand 0.6 Japan 0.4 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.4 Canada - 3.0 Italy - 2.2 United Kingdom - 1.7 Brazil - 0.9 Israel - 0.6 Belgium - 0.6 Thailand - 0.6 Japan - 0.4 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) BJ's Wholesale Club Holdings Inc 1.6 Performance Food Group Co 1.5 AECOM 1.4 Brunello Cucinelli SpA 1.3 Imperial Oil Ltd 1.3 Wintrust Financial Corp 1.3 Jones Lang LaSalle Inc 1.2 Somnigroup International Inc 1.2 RB Global Inc (United States) 1.2 Space Exploration Technologies Corp 1.2 13.2
Fidelity Mid-Cap Stock Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock Fund
Class Name	Fidelity® Mid-Cap Stock Fund Class K
Trading Symbol	FKMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by industrials. Stock picks in consumer discretionary, primarily within the consumer durables & apparel industry, and energy also boosted the fund's relative result.
•A non-benchmark stake in Space Exploration Technologies gained roughly 91% and was the top individual relative contributor. The stock was the fund's biggest holding this period, on average.
•The second-largest relative contributor was an overweight in Vistra (+73%). This period we meaningfully decreased our position in Vistra.
•A non-benchmark stake in GFL Environmental gained approximately 55% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the insurance industry. Stock selection in health care, primarily within the health care equipment & services industry, also hampered the fund's result, as did an overweight in energy.
•Not owning Texas Pacific Land, a benchmark component that gained 117%, was the biggest individual relative detractor.
•Not owning Sprouts Farmers Market, a benchmark component that gained 159%, was a second notable relative detractor.
•A non-benchmark private placement in National Resilience returned approximately -53% and notably hurt.
•Notable changes in positioning include decreased exposure to the utilities sector and a higher allocation to real estate.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2015 through April 30, 2025. Initial investment of $10,000. Class K $10,000 $9,667 $11,307 $12,752 $13,771 $12,077 $19,928 $20,178 $20,413 $22,956 $23,988 S&P MidCap 400® Index $10,000 $9,906 $11,932 $13,098 $14,014 $11,920 $20,015 $18,608 $18,856 $22,028 $22,291 S&P 500® Index $10,000 $10,121 $11,934 $13,517 $15,341 $15,474 $22,589 $22,637 $23,240 $28,507 $31,955 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 4.50% 14.71% 9.14% S&P MidCap 400® Index 1.19% 13.34% 8.35% S&P 500® Index 12.10% 15.61% 12.32% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,673,999,452
Holdings Count | shares	178
Advisory Fees Paid, Amount	$ 48,215,380
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,673,999,452
Number of Holdings	178
Total Advisory Fee	$48,215,380
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.5 Financials 14.7 Consumer Discretionary 13.0 Health Care 10.4 Information Technology 9.8 Real Estate 6.8 Materials 6.7 Energy 5.3 Consumer Staples 4.7 Communication Services 2.3 Utilities 2.1 Common Stocks 98.8 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 89.4 Canada 3.0 Italy 2.2 United Kingdom 1.7 Brazil 0.9 Israel 0.6 Belgium 0.6 Thailand 0.6 Japan 0.4 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.4 Canada - 3.0 Italy - 2.2 United Kingdom - 1.7 Brazil - 0.9 Israel - 0.6 Belgium - 0.6 Thailand - 0.6 Japan - 0.4 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) BJ's Wholesale Club Holdings Inc 1.6 Performance Food Group Co 1.5 AECOM 1.4 Brunello Cucinelli SpA 1.3 Imperial Oil Ltd 1.3 Wintrust Financial Corp 1.3 Jones Lang LaSalle Inc 1.2 Somnigroup International Inc 1.2 RB Global Inc (United States) 1.2 Space Exploration Technologies Corp 1.2 13.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Mid-Cap Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock Fund
Class Name	Fidelity Advisor® Mid-Cap Stock Fund Class A
Trading Symbol	FMCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period October 8, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 50	0.92%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.92%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by industrials. Stock picks in consumer discretionary, primarily within the consumer durables & apparel industry, and energy also boosted the fund's relative result.
•A non-benchmark stake in Space Exploration Technologies gained roughly 91% and was the top individual relative contributor. The stock was the fund's biggest holding this period, on average.
•The second-largest relative contributor was an overweight in Vistra (+73%). This period we meaningfully decreased our position in Vistra.
•A non-benchmark stake in GFL Environmental gained approximately 55% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the insurance industry. Stock selection in health care, primarily within the health care equipment & services industry, also hampered the fund's result, as did an overweight in energy.
•Not owning Texas Pacific Land, a benchmark component that gained 117%, was the biggest individual relative detractor.
•Not owning Sprouts Farmers Market, a benchmark component that gained 159%, was a second notable relative detractor.
•A non-benchmark private placement in National Resilience returned approximately -53% and notably hurt.
•Notable changes in positioning include decreased exposure to the utilities sector and a higher allocation to real estate.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through April 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $8,897 S&P MidCap 400® Index $10,000 $9,283 S&P 500® Index $10,000 $9,753 2024 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,673,999,452
Holdings Count | shares	178
Advisory Fees Paid, Amount	$ 48,215,380
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,673,999,452
Number of Holdings	178
Total Advisory Fee	$48,215,380
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.5 Financials 14.7 Consumer Discretionary 13.0 Health Care 10.4 Information Technology 9.8 Real Estate 6.8 Materials 6.7 Energy 5.3 Consumer Staples 4.7 Communication Services 2.3 Utilities 2.1 Common Stocks 98.8 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 89.4 Canada 3.0 Italy 2.2 United Kingdom 1.7 Brazil 0.9 Israel 0.6 Belgium 0.6 Thailand 0.6 Japan 0.4 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.4 Canada - 3.0 Italy - 2.2 United Kingdom - 1.7 Brazil - 0.9 Israel - 0.6 Belgium - 0.6 Thailand - 0.6 Japan - 0.4 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) BJ's Wholesale Club Holdings Inc 1.6 Performance Food Group Co 1.5 AECOM 1.4 Brunello Cucinelli SpA 1.3 Imperial Oil Ltd 1.3 Wintrust Financial Corp 1.3 Jones Lang LaSalle Inc 1.2 Somnigroup International Inc 1.2 RB Global Inc (United States) 1.2 Space Exploration Technologies Corp 1.2 13.2
Fidelity Founders Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Founders Fund
Class Name	Fidelity® Founders Fund
Trading Symbol	FIFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Founders Fund	$ 82	0.77%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection and sector positioning were the primary contributors to the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Security selection and an overweight in communication services, primarily within the media & entertainment industry, and picks and an underweight in materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Netflix (+104%). The company was one of the fund's biggest holdings. The second-largest relative contributor was an overweight in Nvidia (+25%). The company was the fund's biggest holding this period. Another notable relative contributor was an overweight in Palantir Technologies (+453%). This period we decreased our stake in Palantir Technologies.
•In contrast, the biggest detractors from performance versus the benchmark were stock picks and an overweight in the consumer discretionary sector. Also hurting our result were stock picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•Not owning Apple, a benchmark component that gained about 25%, was the fund's biggest individual relative detractor. The second-largest relative detractor was an overweight in Moderna (-74%). Another notable relative detractor was an overweight in Airbnb (-23%).
•Notable changes in positioning include increased exposure to the real estate sector and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 14, 2019 through April 30, 2025. Initial investment of $10,000. Fidelity® Founders Fund $10,000 $10,860 $11,890 $18,816 $16,844 $16,559 $21,596 Russell 3000® Index $10,000 $10,716 $10,604 $16,003 $15,505 $15,738 $19,248 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Founders Fund 14.02% 15.67% 15.61% Russell 3000® Index 11.40% 15.12% 13.07% A From February 14, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 14, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,033,358
Holdings Count | shares	150
Advisory Fees Paid, Amount	$ 1,138,448
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$175,033,358
Number of Holdings	150
Total Advisory Fee	$1,138,448
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.3 Consumer Discretionary 18.4 Financials 15.2 Communication Services 15.0 Health Care 8.3 Industrials 6.1 Real Estate 4.2 Energy 3.2 Materials 1.3 Consumer Staples 1.2 Common Stocks 97.9 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 87.8 Canada 4.6 China 1.8 Germany 1.7 Brazil 0.9 Netherlands 0.9 Italy 0.8 Spain 0.7 Taiwan 0.5 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.8 Canada - 4.6 China - 1.8 Germany - 1.7 Brazil - 0.9 Netherlands - 0.9 Italy - 0.8 Spain - 0.7 Taiwan - 0.5 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.7 Amazon.com Inc 5.5 NVIDIA Corp 5.5 Meta Platforms Inc Class A 4.7 Alphabet Inc Class C 4.1 Berkshire Hathaway Inc Class B 3.2 Netflix Inc 3.0 Apollo Global Management Inc 2.3 Blackrock Inc 1.9 GFL Environmental Inc Subordinate Voting Shares (United States) 1.8 38.7
Fidelity Advisor Founders Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Founders Fund
Class Name	Fidelity Advisor® Founders Fund Class C
Trading Symbol	FIFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 193	1.82%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection and sector positioning were the primary contributors to the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Security selection and an overweight in communication services, primarily within the media & entertainment industry, and picks and an underweight in materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Netflix (+104%). The company was one of the fund's biggest holdings. The second-largest relative contributor was an overweight in Nvidia (+25%). The company was the fund's biggest holding this period. Another notable relative contributor was an overweight in Palantir Technologies (+453%). This period we decreased our stake in Palantir Technologies.
•In contrast, the biggest detractors from performance versus the benchmark were stock picks and an overweight in the consumer discretionary sector. Also hurting our result were stock picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•Not owning Apple, a benchmark component that gained about 25%, was the fund's biggest individual relative detractor. The second-largest relative detractor was an overweight in Moderna (-74%). Another notable relative detractor was an overweight in Airbnb (-23%).
•Notable changes in positioning include increased exposure to the real estate sector and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 14, 2019 through April 30, 2025. Initial investment of $10,000. Class C $10,000 $10,840 $11,750 $18,410 $16,312 $15,876 $20,491 Russell 3000® Index $10,000 $10,716 $10,604 $16,003 $15,505 $15,738 $19,248 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class C (incl. contingent deferred sales charge) 11.79% 14.49% 14.44% Class C 12.79% 14.49% 14.44% Russell 3000® Index 11.40% 15.12% 13.07% A From February 14, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 14, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,033,358
Holdings Count | shares	150
Advisory Fees Paid, Amount	$ 1,138,448
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$175,033,358
Number of Holdings	150
Total Advisory Fee	$1,138,448
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.3 Consumer Discretionary 18.4 Financials 15.2 Communication Services 15.0 Health Care 8.3 Industrials 6.1 Real Estate 4.2 Energy 3.2 Materials 1.3 Consumer Staples 1.2 Common Stocks 97.9 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 87.8 Canada 4.6 China 1.8 Germany 1.7 Brazil 0.9 Netherlands 0.9 Italy 0.8 Spain 0.7 Taiwan 0.5 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.8 Canada - 4.6 China - 1.8 Germany - 1.7 Brazil - 0.9 Netherlands - 0.9 Italy - 0.8 Spain - 0.7 Taiwan - 0.5 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.7 Amazon.com Inc 5.5 NVIDIA Corp 5.5 Meta Platforms Inc Class A 4.7 Alphabet Inc Class C 4.1 Berkshire Hathaway Inc Class B 3.2 Netflix Inc 3.0 Apollo Global Management Inc 2.3 Blackrock Inc 1.9 GFL Environmental Inc Subordinate Voting Shares (United States) 1.8 38.7
Fidelity Advisor Founders Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Founders Fund
Class Name	Fidelity Advisor® Founders Fund Class Z
Trading Symbol	FIFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection and sector positioning were the primary contributors to the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Security selection and an overweight in communication services, primarily within the media & entertainment industry, and picks and an underweight in materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Netflix (+104%). The company was one of the fund's biggest holdings. The second-largest relative contributor was an overweight in Nvidia (+25%). The company was the fund's biggest holding this period. Another notable relative contributor was an overweight in Palantir Technologies (+453%). This period we decreased our stake in Palantir Technologies.
•In contrast, the biggest detractors from performance versus the benchmark were stock picks and an overweight in the consumer discretionary sector. Also hurting our result were stock picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•Not owning Apple, a benchmark component that gained about 25%, was the fund's biggest individual relative detractor. The second-largest relative detractor was an overweight in Moderna (-74%). Another notable relative detractor was an overweight in Airbnb (-23%).
•Notable changes in positioning include increased exposure to the real estate sector and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 14, 2019 through April 30, 2025. Initial investment of $10,000. Class Z $10,000 $10,860 $11,910 $18,876 $16,919 $16,657 $21,765 Russell 3000® Index $10,000 $10,716 $10,604 $16,003 $15,505 $15,738 $19,248 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 14.11% 15.83% 15.77% Russell 3000® Index 11.40% 15.12% 13.07% A From February 14, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 14, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,033,358
Holdings Count | shares	150
Advisory Fees Paid, Amount	$ 1,138,448
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$175,033,358
Number of Holdings	150
Total Advisory Fee	$1,138,448
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.3 Consumer Discretionary 18.4 Financials 15.2 Communication Services 15.0 Health Care 8.3 Industrials 6.1 Real Estate 4.2 Energy 3.2 Materials 1.3 Consumer Staples 1.2 Common Stocks 97.9 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 87.8 Canada 4.6 China 1.8 Germany 1.7 Brazil 0.9 Netherlands 0.9 Italy 0.8 Spain 0.7 Taiwan 0.5 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.8 Canada - 4.6 China - 1.8 Germany - 1.7 Brazil - 0.9 Netherlands - 0.9 Italy - 0.8 Spain - 0.7 Taiwan - 0.5 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.7 Amazon.com Inc 5.5 NVIDIA Corp 5.5 Meta Platforms Inc Class A 4.7 Alphabet Inc Class C 4.1 Berkshire Hathaway Inc Class B 3.2 Netflix Inc 3.0 Apollo Global Management Inc 2.3 Blackrock Inc 1.9 GFL Environmental Inc Subordinate Voting Shares (United States) 1.8 38.7
Fidelity Advisor Mid-Cap Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock Fund
Class Name	Fidelity Advisor® Mid-Cap Stock Fund Class Z
Trading Symbol	FMCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period October 8, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 30	0.56%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by industrials. Stock picks in consumer discretionary, primarily within the consumer durables & apparel industry, and energy also boosted the fund's relative result.
•A non-benchmark stake in Space Exploration Technologies gained roughly 91% and was the top individual relative contributor. The stock was the fund's biggest holding this period, on average.
•The second-largest relative contributor was an overweight in Vistra (+73%). This period we meaningfully decreased our position in Vistra.
•A non-benchmark stake in GFL Environmental gained approximately 55% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the insurance industry. Stock selection in health care, primarily within the health care equipment & services industry, also hampered the fund's result, as did an overweight in energy.
•Not owning Texas Pacific Land, a benchmark component that gained 117%, was the biggest individual relative detractor.
•Not owning Sprouts Farmers Market, a benchmark component that gained 159%, was a second notable relative detractor.
•A non-benchmark private placement in National Resilience returned approximately -53% and notably hurt.
•Notable changes in positioning include decreased exposure to the utilities sector and a higher allocation to real estate.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through April 30, 2025. Initial investment of $10,000. Class Z $10,000 $9,461 S&P MidCap 400® Index $10,000 $9,283 S&P 500® Index $10,000 $9,753 2024 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,673,999,452
Holdings Count | shares	178
Advisory Fees Paid, Amount	$ 48,215,380
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,673,999,452
Number of Holdings	178
Total Advisory Fee	$48,215,380
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.5 Financials 14.7 Consumer Discretionary 13.0 Health Care 10.4 Information Technology 9.8 Real Estate 6.8 Materials 6.7 Energy 5.3 Consumer Staples 4.7 Communication Services 2.3 Utilities 2.1 Common Stocks 98.8 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 89.4 Canada 3.0 Italy 2.2 United Kingdom 1.7 Brazil 0.9 Israel 0.6 Belgium 0.6 Thailand 0.6 Japan 0.4 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.4 Canada - 3.0 Italy - 2.2 United Kingdom - 1.7 Brazil - 0.9 Israel - 0.6 Belgium - 0.6 Thailand - 0.6 Japan - 0.4 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) BJ's Wholesale Club Holdings Inc 1.6 Performance Food Group Co 1.5 AECOM 1.4 Brunello Cucinelli SpA 1.3 Imperial Oil Ltd 1.3 Wintrust Financial Corp 1.3 Jones Lang LaSalle Inc 1.2 Somnigroup International Inc 1.2 RB Global Inc (United States) 1.2 Space Exploration Technologies Corp 1.2 13.2
Fidelity Series Small Cap Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Small Cap Discovery Fund
Class Name	Fidelity® Series Small Cap Discovery Fund
Trading Symbol	FJACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Small Cap Discovery Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Small Cap Discovery Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, especially within the health care sector. Stock picks in information technology - primarily among software & services firms - and materials hurt as well.
•The biggest individual relative detractor was an outsized stake in Owens & Minor (-66%). The stock was not held at period end. An overweight in ASGN (-48%), one of the fund's largest holdings this period, also hurt. Exposure to Civitas Resources (-50%) proved detrimental as well, though the position was sold prior to April 30.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the commercial & professional services industry. An overweight in consumer staples, especially consumer staples distribution & retail firms, also boosted relative performance.
•The fund's stake in Genpact gained 66% and was the top individual relative contributor, in addition to being the largest holding as period end. A position in Ciena gained approximately 47% and also helped, though we decreased exposure to the stock prior to the end of April. Another notable relative contributor was Lumentum Holdings (+34%), one of the fund's largest investments at period end. All these contributors were non-benchmark positions.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to materials firms.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2015 through April 30, 2025. Initial investment of $10,000. Fidelity® Series Small Cap Discovery Fund $10,000 $9,518 $11,003 $11,810 $12,716 $10,152 $18,163 $17,732 $17,553 $20,751 $19,635 Russell 2000® Index $10,000 $9,406 $11,816 $13,179 $13,787 $11,527 $20,163 $16,762 $16,151 $18,302 $18,462 Russell 3000® Index $10,000 $9,982 $11,837 $13,382 $15,079 $14,922 $22,520 $21,819 $22,146 $27,085 $30,174 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Small Cap Discovery Fund -5.38% 14.10% 6.98% Russell 2000® Index 0.87% 9.88% 6.32% Russell 3000® Index 11.40% 15.12% 11.68% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,634,308,077
Holdings Count | shares	141
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,634,308,077
Number of Holdings	141
Total Advisory Fee	$0
Portfolio Turnover	80%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 26.0 Financials 23.8 Information Technology 16.8 Consumer Discretionary 9.6 Health Care 7.1 Consumer Staples 4.7 Energy 4.5 Materials 3.5 Utilities 2.0 Real Estate 0.5 Communication Services 0.0 Common Stocks 98.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 92.4 Canada 3.2 India 1.6 Puerto Rico 1.4 Thailand 1.2 Bailiwick Of Guernsey 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.4 Canada - 3.2 India - 1.6 Puerto Rico - 1.4 Thailand - 1.2 Bailiwick Of Guernsey - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Genpact Ltd 5.2 Performance Food Group Co 4.4 Insight Enterprises Inc 3.1 Lumentum Holdings Inc 2.2 FirstCash Holdings Inc 2.2 Crocs Inc 2.2 Webster Financial Corp 2.1 Maximus Inc 2.0 Old National Bancorp/IN 2.0 Primerica Inc 2.0 27.4
Fidelity Small Cap Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Stock Fund
Class Name	Fidelity® Small Cap Stock Fund
Trading Symbol	FSLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Stock Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Stock Fund	$ 89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the fiscal year, led by the consumer discretionary sector. Picks in financials and industrials also helped.
•The fund's non-benchmark stake in Ciena gained 44% and was the top individual relative contributor. Though we decreased exposure to the stock, it remained one of our biggest holdings this period. An overweight in Baldwin Insurance (+56%), one of the fund's biggest holdings, also helped. A non-benchmark stake in Lumentum Holdings (+37%) was another plus. The company was one of our largest positions.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in health care. Investment choices among communication services firms also hampered the fund's result, as did picks and an overweight in materials.
•The biggest individual relative detractor was an outsized position in Owens & Minor (-65%), though the stock was no longer held at period end. A stake in Tronox Holdings (-40%) hurt as well. The position was sold prior to April 30. Non-benchmark exposure to Olin (-22%) also proved detrimental to performance. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to energy firms.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2015 through April 30, 2025. Initial investment of $10,000. Fidelity® Small Cap Stock Fund $10,000 $9,721 $11,222 $12,387 $13,213 $10,986 $18,503 $16,000 $15,467 $17,587 $18,507 Russell 2000® Index $10,000 $9,406 $11,816 $13,179 $13,787 $11,527 $20,163 $16,762 $16,151 $18,302 $18,462 Russell 3000® Index $10,000 $9,982 $11,837 $13,382 $15,079 $14,922 $22,520 $21,819 $22,146 $27,085 $30,174 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Small Cap Stock Fund 5.23% 10.99% 6.35% Russell 2000® Index 0.87% 9.88% 6.32% Russell 3000® Index 11.40% 15.12% 11.68% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,034,044,162
Holdings Count | shares	128
Advisory Fees Paid, Amount	$ 9,885,930
Investment Company Portfolio Turnover	124.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,034,044,162
Number of Holdings	128
Total Advisory Fee	$9,885,930
Portfolio Turnover	124%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.8 Industrials 18.1 Information Technology 13.5 Consumer Discretionary 12.3 Health Care 11.5 Consumer Staples 4.8 Materials 4.5 Energy 4.5 Real Estate 2.8 Utilities 2.1 Communication Services 0.0 Common Stocks 95.9 Domestic Equity Funds 1.9 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.9 Domestic Equity Funds - 1.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 90.3 Canada 3.2 Israel 1.3 India 1.3 Thailand 1.2 Puerto Rico 1.1 Taiwan 0.6 Japan 0.6 Sweden 0.3 Netherlands 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.3 Canada - 3.2 Israel - 1.3 India - 1.3 Thailand - 1.2 Puerto Rico - 1.1 Taiwan - 0.6 Japan - 0.6 Sweden - 0.3 Netherlands - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Performance Food Group Co 3.1 Baldwin Insurance Group Inc/The Class A 2.8 FirstCash Holdings Inc 2.7 Grand Canyon Education Inc 2.3 Genpact Ltd 2.3 Lumentum Holdings Inc 2.2 TD SYNNEX Corp 2.1 Laureate Education Inc 2.1 IES Holdings Inc 1.9 iShares Russell 2000 ETF 1.9 23.4
Fidelity Advisor Founders Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Founders Fund
Class Name	Fidelity Advisor® Founders Fund Class M
Trading Symbol	FIFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 140	1.31%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection and sector positioning were the primary contributors to the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Security selection and an overweight in communication services, primarily within the media & entertainment industry, and picks and an underweight in materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Netflix (+104%). The company was one of the fund's biggest holdings. The second-largest relative contributor was an overweight in Nvidia (+25%). The company was the fund's biggest holding this period. Another notable relative contributor was an overweight in Palantir Technologies (+453%). This period we decreased our stake in Palantir Technologies.
•In contrast, the biggest detractors from performance versus the benchmark were stock picks and an overweight in the consumer discretionary sector. Also hurting our result were stock picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•Not owning Apple, a benchmark component that gained about 25%, was the fund's biggest individual relative detractor. The second-largest relative detractor was an overweight in Moderna (-74%). Another notable relative detractor was an overweight in Airbnb (-23%).
•Notable changes in positioning include increased exposure to the real estate sector and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 14, 2019 through April 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,470 $11,406 $17,968 $16,004 $15,653 $20,316 Russell 3000® Index $10,000 $10,716 $10,604 $16,003 $15,505 $15,738 $19,248 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class M (incl. 3.50% sales charge) 9.40% 14.27% 14.38% Class M (without 3.50% sales charge) 13.37% 15.09% 15.03% Russell 3000® Index 11.40% 15.12% 13.07% A From February 14, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 14, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,033,358
Holdings Count | shares	150
Advisory Fees Paid, Amount	$ 1,138,448
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$175,033,358
Number of Holdings	150
Total Advisory Fee	$1,138,448
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.3 Consumer Discretionary 18.4 Financials 15.2 Communication Services 15.0 Health Care 8.3 Industrials 6.1 Real Estate 4.2 Energy 3.2 Materials 1.3 Consumer Staples 1.2 Common Stocks 97.9 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 87.8 Canada 4.6 China 1.8 Germany 1.7 Brazil 0.9 Netherlands 0.9 Italy 0.8 Spain 0.7 Taiwan 0.5 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.8 Canada - 4.6 China - 1.8 Germany - 1.7 Brazil - 0.9 Netherlands - 0.9 Italy - 0.8 Spain - 0.7 Taiwan - 0.5 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.7 Amazon.com Inc 5.5 NVIDIA Corp 5.5 Meta Platforms Inc Class A 4.7 Alphabet Inc Class C 4.1 Berkshire Hathaway Inc Class B 3.2 Netflix Inc 3.0 Apollo Global Management Inc 2.3 Blackrock Inc 1.9 GFL Environmental Inc Subordinate Voting Shares (United States) 1.8 38.7
Fidelity Advisor Mid-Cap Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock Fund
Class Name	Fidelity Advisor® Mid-Cap Stock Fund Class C
Trading Symbol	FMCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period October 8, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 92	1.69%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.69%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by industrials. Stock picks in consumer discretionary, primarily within the consumer durables & apparel industry, and energy also boosted the fund's relative result.
•A non-benchmark stake in Space Exploration Technologies gained roughly 91% and was the top individual relative contributor. The stock was the fund's biggest holding this period, on average.
•The second-largest relative contributor was an overweight in Vistra (+73%). This period we meaningfully decreased our position in Vistra.
•A non-benchmark stake in GFL Environmental gained approximately 55% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the insurance industry. Stock selection in health care, primarily within the health care equipment & services industry, also hampered the fund's result, as did an overweight in energy.
•Not owning Texas Pacific Land, a benchmark component that gained 117%, was the biggest individual relative detractor.
•Not owning Sprouts Farmers Market, a benchmark component that gained 159%, was a second notable relative detractor.
•A non-benchmark private placement in National Resilience returned approximately -53% and notably hurt.
•Notable changes in positioning include decreased exposure to the utilities sector and a higher allocation to real estate.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through April 30, 2025. Initial investment of $10,000. Share class performance includes contingent deferred sales charges in the past one year. Class C $10,000 $9,310 S&P MidCap 400® Index $10,000 $9,283 S&P 500® Index $10,000 $9,753 2024 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,673,999,452
Holdings Count | shares	178
Advisory Fees Paid, Amount	$ 48,215,380
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,673,999,452
Number of Holdings	178
Total Advisory Fee	$48,215,380
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.5 Financials 14.7 Consumer Discretionary 13.0 Health Care 10.4 Information Technology 9.8 Real Estate 6.8 Materials 6.7 Energy 5.3 Consumer Staples 4.7 Communication Services 2.3 Utilities 2.1 Common Stocks 98.8 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 89.4 Canada 3.0 Italy 2.2 United Kingdom 1.7 Brazil 0.9 Israel 0.6 Belgium 0.6 Thailand 0.6 Japan 0.4 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.4 Canada - 3.0 Italy - 2.2 United Kingdom - 1.7 Brazil - 0.9 Israel - 0.6 Belgium - 0.6 Thailand - 0.6 Japan - 0.4 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) BJ's Wholesale Club Holdings Inc 1.6 Performance Food Group Co 1.5 AECOM 1.4 Brunello Cucinelli SpA 1.3 Imperial Oil Ltd 1.3 Wintrust Financial Corp 1.3 Jones Lang LaSalle Inc 1.2 Somnigroup International Inc 1.2 RB Global Inc (United States) 1.2 Space Exploration Technologies Corp 1.2 13.2
Fidelity Mid-Cap Stock K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock K6 Fund
Class Name	Fidelity® Mid-Cap Stock K6 Fund
Trading Symbol	FNKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid-Cap Stock K6 Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid-Cap Stock K6 Fund	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, especially within consumer discretionary, where our picks in consumer durables & apparel helped most. Stock picks in industrials and energy also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Vistra (+74%). This period we decreased our position in Vistra.
•A second notable relative contributor was a non-benchmark stake in GFL Environmental (+57%).
•Another notable relative contributor was an overweight in BJ's Wholesale Club (+57%). The company was among our largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in financials, primarily within the insurance industry. Security selection in health care, primarily within the health care equipment & services industry, also hampered the fund's result, as did an overweight in energy.
•The largest individual relative detractor this period was avoiding Texas Pacific Land, a benchmark component that gained 117%.
•Not owning Sprouts Farmers Market, a benchmark component that gained 159%, was the second-largest relative detractor.
•Another notable relative detractor was a non-benchmark stake in MongoDB (-33%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the utilities sector and a higher allocation to real estate.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 13, 2019 through April 30, 2025. Initial investment of $10,000. Fidelity® Mid-Cap Stock K6 Fund $10,000 $8,826 $14,421 $14,533 $14,798 $16,677 $17,369 S&P MidCap 400® Index $10,000 $8,742 $14,678 $13,646 $13,828 $16,154 $16,347 S&P 500® Index $10,000 $10,241 $14,951 $14,983 $15,382 $18,867 $21,150 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Mid-Cap Stock K6 Fund 4.15% 14.50% 9.84% S&P MidCap 400® Index 1.19% 13.34% 8.71% S&P 500® Index 12.10% 15.61% 13.57% A From June 13, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 13, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,018,552,034
Holdings Count | shares	178
Advisory Fees Paid, Amount	$ 4,695,334
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,018,552,034
Number of Holdings	178
Total Advisory Fee	$4,695,334
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.4 Financials 14.6 Consumer Discretionary 13.0 Health Care 10.1 Information Technology 9.7 Real Estate 6.8 Materials 6.7 Energy 5.3 Consumer Staples 4.6 Communication Services 2.3 Utilities 2.1 Common Stocks 97.4 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 United States 89.5 Canada 3.0 Italy 2.2 United Kingdom 1.7 Brazil 0.9 Israel 0.6 Belgium 0.6 Thailand 0.5 Japan 0.4 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.5 Canada - 3.0 Italy - 2.2 United Kingdom - 1.7 Brazil - 0.9 Israel - 0.6 Belgium - 0.6 Thailand - 0.5 Japan - 0.4 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) BJ's Wholesale Club Holdings Inc 1.5 Performance Food Group Co 1.5 AECOM 1.5 Brunello Cucinelli SpA 1.3 Imperial Oil Ltd 1.3 Wintrust Financial Corp 1.3 Jones Lang LaSalle Inc 1.2 Somnigroup International Inc 1.2 RB Global Inc (United States) 1.2 M&T Bank Corp 1.1 13.1
Fidelity Small Cap Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Discovery Fund
Class Name	Fidelity® Small Cap Discovery Fund
Trading Symbol	FSCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Discovery Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Discovery Fund	$ 88	0.91%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, especially within the health care sector. Stock picks in information technology - primarily among software & services firms - and materials hurt as well.
•The biggest individual relative detractor was an outsized stake in Owens & Minor (-66%). The stock was not held at period end. An overweight in ASGN (-48%), one of the fund's largest holdings this period, also hurt. Exposure to Civitas Resources (-50%) proved detrimental as well, though the position was sold prior to April 30.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in industrials, primarily within the commercial & professional services industry. An overweight in consumer staples, especially consumer staples distribution & retail firms, also boosted relative performance. Investment choices among consumer discretionary stocks, particularly in the consumer services industry, stood out to the upside as well. Lastly, the fund's position in cash contributed.
•The fund's stake in Genpact gained 66% and was the top individual relative contributor, in addition to being the largest holding as period end. A position in Ciena gained approximately 46% and also helped, though we decreased exposure to the stock prior to the end of April. Another notable relative contributor was Lumentum Holdings (+33%), one of the fund's largest investments at period end. All these contributors were non-benchmark positions.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to materials firms.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2015 through April 30, 2025. Initial investment of $10,000. Fidelity® Small Cap Discovery Fund $10,000 $9,706 $11,236 $11,850 $12,438 $9,716 $17,249 $16,742 $16,438 $19,327 $18,250 Russell 2000® Index $10,000 $9,406 $11,816 $13,179 $13,787 $11,527 $20,163 $16,762 $16,151 $18,302 $18,462 Russell 3000® Index $10,000 $9,982 $11,837 $13,382 $15,079 $14,922 $22,520 $21,819 $22,146 $27,085 $30,174 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Small Cap Discovery Fund -5.57% 13.44% 6.20% Russell 2000® Index 0.87% 9.88% 6.32% Russell 3000® Index 11.40% 15.12% 11.68% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,101,294,378
Holdings Count | shares	141
Advisory Fees Paid, Amount	$ 21,374,343
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$2,101,294,378
Number of Holdings	141
Total Advisory Fee	$21,374,343
Portfolio Turnover	67%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 25.3 Financials 23.6 Information Technology 15.8 Consumer Discretionary 10.3 Health Care 6.3 Energy 4.3 Consumer Staples 4.3 Materials 3.3 Utilities 2.0 Real Estate 0.5 Communication Services 0.0 Common Stocks 95.7 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 United States 92.1 Canada 3.3 India 1.7 Puerto Rico 1.6 Thailand 1.1 Bailiwick Of Guernsey 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.1 Canada - 3.3 India - 1.7 Puerto Rico - 1.6 Thailand - 1.1 Bailiwick Of Guernsey - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Genpact Ltd 5.2 Performance Food Group Co 4.0 Laureate Education Inc 3.0 Insight Enterprises Inc 2.7 Lumentum Holdings Inc 2.2 Webster Financial Corp 2.1 FirstCash Holdings Inc 2.1 Primerica Inc 2.0 Old National Bancorp/IN 2.0 Crocs Inc 2.0 27.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Mid-Cap Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock Fund
Class Name	Fidelity Advisor® Mid-Cap Stock Fund Class M
Trading Symbol	FMCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period October 8, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 64	1.18%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.18%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by industrials. Stock picks in consumer discretionary, primarily within the consumer durables & apparel industry, and energy also boosted the fund's relative result.
•A non-benchmark stake in Space Exploration Technologies gained roughly 91% and was the top individual relative contributor. The stock was the fund's biggest holding this period, on average.
•The second-largest relative contributor was an overweight in Vistra (+73%). This period we meaningfully decreased our position in Vistra.
•A non-benchmark stake in GFL Environmental gained approximately 55% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the insurance industry. Stock selection in health care, primarily within the health care equipment & services industry, also hampered the fund's result, as did an overweight in energy.
•Not owning Texas Pacific Land, a benchmark component that gained 117%, was the biggest individual relative detractor.
•Not owning Sprouts Farmers Market, a benchmark component that gained 159%, was a second notable relative detractor.
•A non-benchmark private placement in National Resilience returned approximately -53% and notably hurt.
•Notable changes in positioning include decreased exposure to the utilities sector and a higher allocation to real estate.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through April 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,097 S&P MidCap 400® Index $10,000 $9,283 S&P 500® Index $10,000 $9,753 2024 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,673,999,452
Holdings Count | shares	178
Advisory Fees Paid, Amount	$ 48,215,380
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,673,999,452
Number of Holdings	178
Total Advisory Fee	$48,215,380
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.5 Financials 14.7 Consumer Discretionary 13.0 Health Care 10.4 Information Technology 9.8 Real Estate 6.8 Materials 6.7 Energy 5.3 Consumer Staples 4.7 Communication Services 2.3 Utilities 2.1 Common Stocks 98.8 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 89.4 Canada 3.0 Italy 2.2 United Kingdom 1.7 Brazil 0.9 Israel 0.6 Belgium 0.6 Thailand 0.6 Japan 0.4 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.4 Canada - 3.0 Italy - 2.2 United Kingdom - 1.7 Brazil - 0.9 Israel - 0.6 Belgium - 0.6 Thailand - 0.6 Japan - 0.4 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) BJ's Wholesale Club Holdings Inc 1.6 Performance Food Group Co 1.5 AECOM 1.4 Brunello Cucinelli SpA 1.3 Imperial Oil Ltd 1.3 Wintrust Financial Corp 1.3 Jones Lang LaSalle Inc 1.2 Somnigroup International Inc 1.2 RB Global Inc (United States) 1.2 Space Exploration Technologies Corp 1.2 13.2
Fidelity Large Cap Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Large Cap Stock Fund
Class Name	Fidelity® Large Cap Stock Fund
Trading Symbol	FLCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Large Cap Stock Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Stock Fund	$ 80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Stock selection in health care also boosted relative performance. Also contributing to our result was an overweight in financials, primarily within the banks industry.
•The top individual relative contributor was an overweight in GE Vernova (+137%). The company was among the fund's largest holdings at period end.
•A second notable relative contributor was an overweight in Wells Fargo (+23%). The stock was the fund's biggest holding at period end.
•An overweight in GE Aerospace (+25%) also contributed. The stock was among our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in energy. Also hurting our result was stock picking in communication services, primarily within the media & entertainment industry, and financials.
•The biggest individual relative detractor was an overweight in Exxon Mobil (-8%). The stock was one of our biggest holdings.
•Not owning Netflix, a benchmark component that gained about 106%, was a second notable relative detractor.
•Not owning Tesla, a benchmark component that gained 54%, was another notable relative detractor.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2015 through April 30, 2025. Initial investment of $10,000. Fidelity® Large Cap Stock Fund $10,000 $9,518 $11,457 $12,712 $13,929 $12,757 $19,657 $19,567 $21,197 $26,299 $29,529 S&P 500® Index $10,000 $10,121 $11,934 $13,517 $15,341 $15,474 $22,589 $22,637 $23,240 $28,507 $31,955 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Large Cap Stock Fund 12.28% 18.28% 11.44% S&P 500® Index 12.10% 15.61% 12.32% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,956,036,008
Holdings Count | shares	199
Advisory Fees Paid, Amount	$ 36,796,316
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$4,956,036,008
Number of Holdings	199
Total Advisory Fee	$36,796,316
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 20.7 Industrials 19.0 Financials 17.1 Health Care 11.7 Communication Services 9.7 Energy 8.4 Consumer Staples 4.5 Consumer Discretionary 3.0 Materials 1.5 Utilities 1.3 Real Estate 0.9 Common Stocks 97.8 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 90.9 Canada 1.9 Germany 1.3 Zambia 1.2 Belgium 0.9 Netherlands 0.8 United Kingdom 0.8 France 0.7 Taiwan 0.5 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.9 Canada - 1.9 Germany - 1.3 Zambia - 1.2 Belgium - 0.9 Netherlands - 0.8 United Kingdom - 0.8 France - 0.7 Taiwan - 0.5 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 6.5 Microsoft Corp 6.3 GE Aerospace 5.6 NVIDIA Corp 5.2 Exxon Mobil Corp 4.5 Boeing Co 4.0 GE Vernova Inc 3.6 Meta Platforms Inc Class A 3.1 Bank of America Corp 2.7 Apple Inc 2.4 43.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Mid-Cap Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid-Cap Stock Fund
Class Name	Fidelity® Mid-Cap Stock Fund
Trading Symbol	FMCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mid-Cap Stock Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid-Cap Stock Fund	$ 68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by industrials. Stock picks in consumer discretionary, primarily within the consumer durables & apparel industry, and energy also boosted the fund's relative result.
•A non-benchmark stake in Space Exploration Technologies gained roughly 91% and was the top individual relative contributor. The stock was the fund's biggest holding this period, on average.
•The second-largest relative contributor was an overweight in Vistra (+73%). This period we meaningfully decreased our position in Vistra.
•A non-benchmark stake in GFL Environmental gained approximately 55% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the insurance industry. Stock selection in health care, primarily within the health care equipment & services industry, also hampered the fund's result, as did an overweight in energy.
•Not owning Texas Pacific Land, a benchmark component that gained 117%, was the biggest individual relative detractor.
•Not owning Sprouts Farmers Market, a benchmark component that gained 159%, was a second notable relative detractor.
•A non-benchmark private placement in National Resilience returned approximately -53% and notably hurt.
•Notable changes in positioning include decreased exposure to the utilities sector and a higher allocation to real estate.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE April 30, 2015 through April 30, 2025. Initial investment of $10,000. Fidelity® Mid-Cap Stock Fund $10,000 $9,656 $11,278 $12,707 $13,711 $12,008 $19,796 $20,028 $20,240 $22,744 $23,746 S&P MidCap 400® Index $10,000 $9,906 $11,932 $13,098 $14,014 $11,920 $20,015 $18,608 $18,856 $22,028 $22,291 S&P 500® Index $10,000 $10,121 $11,934 $13,517 $15,341 $15,474 $22,589 $22,637 $23,240 $28,507 $31,955 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Mid-Cap Stock Fund 4.40% 14.61% 9.03% S&P MidCap 400® Index 1.19% 13.34% 8.35% S&P 500® Index 12.10% 15.61% 12.32% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,673,999,452
Holdings Count | shares	178
Advisory Fees Paid, Amount	$ 48,215,380
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$6,673,999,452
Number of Holdings	178
Total Advisory Fee	$48,215,380
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.5 Financials 14.7 Consumer Discretionary 13.0 Health Care 10.4 Information Technology 9.8 Real Estate 6.8 Materials 6.7 Energy 5.3 Consumer Staples 4.7 Communication Services 2.3 Utilities 2.1 Common Stocks 98.8 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 89.4 Canada 3.0 Italy 2.2 United Kingdom 1.7 Brazil 0.9 Israel 0.6 Belgium 0.6 Thailand 0.6 Japan 0.4 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.4 Canada - 3.0 Italy - 2.2 United Kingdom - 1.7 Brazil - 0.9 Israel - 0.6 Belgium - 0.6 Thailand - 0.6 Japan - 0.4 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) BJ's Wholesale Club Holdings Inc 1.6 Performance Food Group Co 1.5 AECOM 1.4 Brunello Cucinelli SpA 1.3 Imperial Oil Ltd 1.3 Wintrust Financial Corp 1.3 Jones Lang LaSalle Inc 1.2 Somnigroup International Inc 1.2 RB Global Inc (United States) 1.2 Space Exploration Technologies Corp 1.2 13.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by June 28, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Large Cap Stock K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Large Cap Stock K6 Fund
Class Name	Fidelity® Large Cap Stock K6 Fund
Trading Symbol	FCLKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Large Cap Stock K6 Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Stock K6 Fund	$ 48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, led by industrials, where our stock picks in capital goods helped most. Stock selection in health care and energy also boosted the fund's relative result.
•The top individual relative contributor was an overweight in GE Vernova (+141%). The stock was among our biggest holdings at period end.
•The second-largest relative contributor was an overweight in GE Aerospace (+26%). The stock was among our largest holdings.
•An overweight in Wells Fargo (+23%) also helped. The stock was the fund's biggest holding at period end.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in energy. Also hurting our result was stock selection in communication services, primarily within the media & entertainment industry, and financials.
•The largest individual relative detractor was an overweight in Exxon Mobil (-7%). The company was among our largest holdings.
•Not owning Netflix, a benchmark component that gained roughly 106%, was a second notable relative detractor.
•Another notable relative detractor this period was avoiding Tesla, a benchmark component that gained 54%.
•Notable changes in positioning include a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through April 30, 2025. Initial investment of $10,000. Fidelity® Large Cap Stock K6 Fund $10,000 $11,065 $12,185 $11,171 $17,207 $17,084 $18,986 $23,677 $26,529 S&P 500® Index $10,000 $11,159 $12,665 $12,774 $18,648 $18,688 $19,186 $23,534 $26,380 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Large Cap Stock K6 Fund 12.05% 18.88% 13.08% S&P 500® Index 12.10% 15.61% 13.00% A From May 25, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 55,982,300
Holdings Count | shares	177
Advisory Fees Paid, Amount	$ 269,257
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$55,982,300
Number of Holdings	177
Total Advisory Fee	$269,257
Portfolio Turnover	22%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 20.9 Industrials 19.3 Financials 17.4 Health Care 11.6 Communication Services 9.6 Energy 8.7 Consumer Staples 4.5 Consumer Discretionary 2.7 Materials 1.7 Utilities 1.2 Real Estate 0.9 Common Stocks 98.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.5 United States 90.5 Canada 2.0 Germany 1.3 Zambia 1.3 Belgium 0.9 United Kingdom 0.8 Netherlands 0.8 France 0.7 Taiwan 0.5 Others 1.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.5 Canada - 2.0 Germany - 1.3 Zambia - 1.3 Belgium - 0.9 United Kingdom - 0.8 Netherlands - 0.8 France - 0.7 Taiwan - 0.5 Others - 1.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Wells Fargo & Co 6.6 Microsoft Corp 6.4 GE Aerospace 5.6 NVIDIA Corp 5.3 Exxon Mobil Corp 4.5 Boeing Co 4.1 GE Vernova Inc 3.6 Meta Platforms Inc Class A 3.1 Bank of America Corp 2.8 Shell PLC ADR 2.4 44.4
Fidelity Small Cap Stock K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Stock K6 Fund
Class Name	Fidelity® Small Cap Stock K6 Fund
Trading Symbol	FKICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Stock K6 Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Stock K6 Fund	$ 62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Index for the fiscal year, led by the consumer discretionary sector. Picks in financials and industrials also helped.
•The fund's non-benchmark stake in Ciena gained 47% and was the top individual relative contributor. Though we decreased exposure to the stock, it remained one of our biggest holdings this period. Out-of-index exposure to Lumentum Holdings (+40%) also helped. This period we decreased our investment in the firm, yet it continued to be among the fund's largest positions. An overweight in Baldwin Insurance (+59%) was another plus. Despite reducing our allocation to the stock this period, it remained one of our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in health care. Investment choices among communication services firms also hampered the fund's result, as did an overweight in consumer discretionary, primarily within the consumer discretionary distribution & retail industry.
•The biggest individual relative detractor was an outsized position in Owens & Minor (-64%), although the stock was no longer held at period end. An outsized stake in Northern Oil And Gas (-37%) hurt as well, though we decreased exposure to the stock the past 12 months. A non-benchmark holding in Olin (-20%) also proved detrimental to performance. The stock was not held at period end.
•Notable changes in positioning include increased exposure to the financials sector and a lower allocation to energy firms.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through April 30, 2025. Initial investment of $10,000. Fidelity® Small Cap Stock K6 Fund $10,000 $11,083 $11,795 $9,850 $16,689 $14,596 $14,248 $16,234 $17,125 Russell 2000® Index $10,000 $11,281 $11,801 $9,867 $17,258 $14,347 $13,824 $15,665 $15,802 Russell 3000® Index $10,000 $11,171 $12,588 $12,457 $18,799 $18,214 $18,488 $22,611 $25,188 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Small Cap Stock K6 Fund 5.48% 11.70% 7.01% Russell 2000® Index 0.87% 9.88% 5.93% Russell 3000® Index 11.40% 15.12% 12.34% A From May 25, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 12,040,479
Holdings Count | shares	128
Advisory Fees Paid, Amount	$ 228,919
Investment Company Portfolio Turnover	133.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$12,040,479
Number of Holdings	128
Total Advisory Fee	$228,919
Portfolio Turnover	133%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.7 Industrials 18.1 Information Technology 13.5 Consumer Discretionary 12.2 Health Care 11.5 Consumer Staples 4.8 Materials 4.6 Energy 4.5 Real Estate 2.8 Utilities 2.2 Communication Services 0.0 Common Stocks 95.9 Domestic Equity Funds 1.9 Short-Term Investments and Net Other Assets (Liabilities) 2.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.9 Domestic Equity Funds - 1.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.2 United States 90.4 Canada 3.3 Israel 1.3 India 1.3 Thailand 1.2 Puerto Rico 1.1 Taiwan 0.5 Japan 0.5 Sweden 0.3 Netherlands 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.4 Canada - 3.3 Israel - 1.3 India - 1.3 Thailand - 1.2 Puerto Rico - 1.1 Taiwan - 0.5 Japan - 0.5 Sweden - 0.3 Netherlands - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Performance Food Group Co 3.1 Baldwin Insurance Group Inc/The Class A 2.7 FirstCash Holdings Inc 2.6 Grand Canyon Education Inc 2.3 Genpact Ltd 2.3 Lumentum Holdings Inc 2.2 TD SYNNEX Corp 2.2 Laureate Education Inc 2.0 iShares Russell 2000 ETF 1.9 IES Holdings Inc 1.9 23.2
Fidelity Advisor Founders Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Founders Fund
Class Name	Fidelity Advisor® Founders Fund Class A
Trading Symbol	FIFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Founders Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 114	1.07%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection and sector positioning were the primary contributors to the fund's performance versus the Russell 3000 Index for the fiscal year, led by information technology. Security selection and an overweight in communication services, primarily within the media & entertainment industry, and picks and an underweight in materials also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Netflix (+104%). The company was one of the fund's biggest holdings. The second-largest relative contributor was an overweight in Nvidia (+25%). The company was the fund's biggest holding this period. Another notable relative contributor was an overweight in Palantir Technologies (+453%). This period we decreased our stake in Palantir Technologies.
•In contrast, the biggest detractors from performance versus the benchmark were stock picks and an overweight in the consumer discretionary sector. Also hurting our result were stock picks in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•Not owning Apple, a benchmark component that gained about 25%, was the fund's biggest individual relative detractor. The second-largest relative detractor was an overweight in Moderna (-74%). Another notable relative detractor was an overweight in Airbnb (-23%).
•Notable changes in positioning include increased exposure to the real estate sector and a lower allocation to information technology.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 14, 2019 through April 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,226 $11,172 $17,640 $15,746 $15,446 $20,099 Russell 3000® Index $10,000 $10,716 $10,604 $16,003 $15,505 $15,738 $19,248 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class A (incl. 5.75% sales charge) 7.07% 14.01% 14.22% Class A (without 5.75% sales charge) 13.61% 15.37% 15.31% Russell 3000® Index 11.40% 15.12% 13.07% A From February 14, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 14, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 175,033,358
Holdings Count | shares	150
Advisory Fees Paid, Amount	$ 1,138,448
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$175,033,358
Number of Holdings	150
Total Advisory Fee	$1,138,448
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.3 Consumer Discretionary 18.4 Financials 15.2 Communication Services 15.0 Health Care 8.3 Industrials 6.1 Real Estate 4.2 Energy 3.2 Materials 1.3 Consumer Staples 1.2 Common Stocks 97.9 Preferred Stocks 0.3 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 87.8 Canada 4.6 China 1.8 Germany 1.7 Brazil 0.9 Netherlands 0.9 Italy 0.8 Spain 0.7 Taiwan 0.5 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.8 Canada - 4.6 China - 1.8 Germany - 1.7 Brazil - 0.9 Netherlands - 0.9 Italy - 0.8 Spain - 0.7 Taiwan - 0.5 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 6.7 Amazon.com Inc 5.5 NVIDIA Corp 5.5 Meta Platforms Inc Class A 4.7 Alphabet Inc Class C 4.1 Berkshire Hathaway Inc Class B 3.2 Netflix Inc 3.0 Apollo Global Management Inc 2.3 Blackrock Inc 1.9 GFL Environmental Inc Subordinate Voting Shares (United States) 1.8 38.7
Fidelity Series Small Cap Core Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Small Cap Core Fund
Class Name	Fidelity® Series Small Cap Core Fund
Trading Symbol	FSSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Small Cap Core Fund for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Small Cap Core Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending April 30, 2025, driven by strong corporate profits, the potential for artificial intelligence and the Federal Reserve's mid-September pivot to cutting interest rates. However, beginning in February investor optimism gave way to volatility amid a flurry of executive actions by the new administration and uncertainty stemming from shifting policy priorities, especially related to tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 2000 Index for the fiscal year, especially within information technology. Also hurting our result was stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and financials.
•The largest individual relative detractor was an overweight in Chord Energy (-46%). This period we increased our stake in Chord Energy. A second notable relative detractor was an underweight in Sprouts Farmers Market (+159%). The stock was not held at period end. Another notable relative detractor was our stake in Keros Therapeutics (-81%). The stock was not held at period end.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in consumer discretionary. Stock picks in industrials and energy also boosted the fund's relative performance.
•The top individual relative contributor was our non-benchmark stake in Landbridge (+304%). This was a position we established this period. A non-benchmark stake in Dutch Bros gained 91% and was the second-largest relative contributor. This was an investment we established this period. Another notable relative contributor was an overweight in Brinker International (+89%). This was an investment we established this period.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to real estate.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE November 4, 2022 through April 30, 2025. Initial investment of $10,000. Fidelity® Series Small Cap Core Fund $10,000 $9,833 $11,289 $10,878 Russell 2000® Index $10,000 $9,905 $11,224 $11,322 Russell 3000® Index $10,000 $11,026 $13,485 $15,023 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Series Small Cap Core Fund -3.64% 3.44% Russell 2000® Index 0.87% 5.12% Russell 3000® Index 11.40% 17.77% A From November 4, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Nov. 04, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,281,015,691
Holdings Count | shares	222
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)
KEY FACTS
Fund Size	$1,281,015,691
Number of Holdings	222
Total Advisory Fee	$0
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.9 Industrials 17.4 Health Care 15.7 Information Technology 12.0 Consumer Discretionary 10.4 Real Estate 7.2 Energy 4.6 Materials 3.6 Consumer Staples 3.2 Communication Services 2.3 Utilities 2.0 Common Stocks 98.3 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 94.2 Canada 1.2 Israel 1.1 Puerto Rico 0.9 Bahamas (Nassau) 0.8 United Kingdom 0.6 Cameroon 0.4 Japan 0.3 Netherlands 0.3 Taiwan 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.2 Canada - 1.2 Israel - 1.1 Puerto Rico - 0.9 Bahamas (Nassau) - 0.8 United Kingdom - 0.6 Cameroon - 0.4 Japan - 0.3 Netherlands - 0.3 Taiwan - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) FirstCash Holdings Inc 1.2 Wintrust Financial Corp 1.1 Laureate Education Inc 1.1 Applied Industrial Technologies Inc 1.0 Perella Weinberg Partners Class A 1.0 Cadence Bank 0.9 Ensign Group Inc/The 0.9 Cavco Industries Inc 0.9 Grand Canyon Education Inc 0.9 Carpenter Technology Corp 0.9 9.9